Reconciliation of movement in net borrowings - Narrative (Details) € in Millions, $ in Millions	6 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Bonds issued | €				€ 1,000	€ 1,900
Bond issued net of discount and fee	$ 1,171	$ 2,106
Repayments of bonds	(1,250)	(1,158)
500 million euro 3.75% bonds due 2037
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notional amount bonds	$ 585			€ 500
Borrowings, interest rate	3.75%			3.75%
500 million euro 3.25% bonds due 2032
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notional amount bonds	$ 586			€ 500
Borrowings, interest rate	3.25%			3.25%
750 million dollars, 1.375%, due 2025
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Repayments of bonds	$ (750)
500 million dollars, 5.2% bonds, due 2025
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Repayments of bonds	$ (500)
700 million euro 3.125% bonds due 2031
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notional amount bonds		$ 780			€ 700
Borrowings, interest rate		3.125%			3.125%
700 million euro 3.375% bonds due 2035
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notional amount bonds		$ 776			€ 700
Borrowings, interest rate		3.375%			3.375%
500 million euro 3.75% bonds due 2044
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notional amount bonds		$ 550			€ 500
Borrowings, interest rate		3.75%			3.75%
600 million dollars 2.125% bonds due 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Repayments of bonds		$ (600)
500 million euro 1.75% bonds due 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Repayments of bonds		$ (558)	€ (500)